Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments accounted for using the equity method	Investments accounted for using the equity method
Investments accounted for using the equity method comprise associates and joint ventures (see Note B.1.), and are set forth below.

(€ million)	% interest	2020	2019	2018
Regeneron Pharmaceuticals, Inc.(a)	—	—	3,342	3,055
Onduo LLC(b)	19.9	—	—	108
Infraserv GmbH & Co. Höchst KG(c)	31.2	72	70	73
Entities and companies managed by Bristol-Myers Squibb(d)	100.0	—	37	40
Other investments	—	129	142	126
Total		201	3,591	3,402
(a) Following the transaction of May 29, 2020 as described in Note D.1. above, which resulted in the divestment of 22.8 million Regeneron shares, Sanofi no longer exercises significant influence over Regeneron. As of that date, Sanofi retained 0.4 million Regeneron shares, classified in the “Equity instruments at fair value through other comprehensive income” category (see Note D.7.1.). As of December 31, 2020, Sanofi held 279,766 Regeneron shares.
(b) As a result of the restructuring of Onduo LLC, finalized November 11, 2019, Sanofi lost significant influence over that entity on that date; this did not have a material impact on profit or loss in the year ended December 31, 2019. As of that date, Sanofi held a 19.9% equity interest in Onduo. As of December 31, 2020, Sanofi still held a 19.9% equity interest in Onduo.
(c) Joint venture.
(d) On February 28, 2020, Sanofi acquired from Bristol-Myers Squibb the remaining 50.1% equity interest not yet held by Sanofi in the three partnerships that organize the commercialization of Plavix® in the United States and Puerto Rico, for a total consideration of $12 million. The acquisition was accounted for in accordance with IFRS 3 (Business Combinations).

The table below shows Sanofi’s overall share of (i) profit or loss and (ii) other comprehensive income from investments accounted for using the equity method, showing the split between associates and joint ventures in accordance with IFRS 12 (the amounts for each individual associate or joint venture are not material):

	2020			2019		2018
(€ million)	Joint ventures	Associates		Joint ventures	Associates	Joint ventures	Associates
Share of profit/(loss) from investments accounted for using the equity method	4	355	(a)	15	240	17	482
Share of other comprehensive income from investments accounted for using the equity method	8	(311)		(7)	90	(7)	105
Total	12	44		8	330	10	587
(a) Includes €343 million for Sanofi's share of the net income of Regeneron up to and including May 29, 2020 (see Note D.1.)

The financial statements include arm’s length commercial transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	2020	2019	2018
Sales	75	24	35
Royalties and other income(a)	97	270	116
Accounts receivable and other receivables	50	151	89
Purchases and other expenses (including research expenses)(a)	747	1,334	1,143
Accounts payable and other payables	15	342	544
(a) For 2020, these amounts include transactions between Sanofi and Regeneron for the period from January 1 through May 29, 2020. The table above does not include the repurchase by Regeneron of its own shares from Sanofi (see Note D.1.).

There were no funding commitments to associates and joint ventures as of December 31, 2020, compared with €67 million as of December 31, 2019.
For off balance sheet commitments of an operational nature involving joint ventures, see Note D.21.1.
Regeneron
As mentioned in Note D.1., as a result of the sale of 22.8 million shares of Regeneron common stock on May 29, 2020, Sanofi ceased to exercise significant influence over Regeneron, and this investment is no longer accounted for using the equity method.
Key items from the 2018 and 2019 consolidated financial statements of Regeneron, after adjustments to comply with IFRS (including those required to align on elective accounting treatments adopted by Sanofi) but before fair value remeasurements, are set forth below:

(€ million)	2019	2018
Net sales and other revenues	7,023	5,680
Net income	1,882	2,476
Other comprehensive income for the period, net of taxes	113	(33)
Comprehensive income	1,995	2,443

(€ million)	December 31, 2019	December 31, 2018
Current assets	6,858	5,621
Non-current assets	6,627	4,731
Total assets	13,485	10,352
Current liabilities	1,870	1,258
Non-current liabilities	925	772
Total liabilities	2,795	2,030
Consolidated shareholders’ equity of Regeneron	10,690	8,322

The table below shows a reconciliation to the carrying amount of the investment:

(€ million)	December 31, 2019	December 31, 2018
% interest	21%	22%
Share of equity attributable to Sanofi	2,263	1,806
Goodwill	839	858
Fair value remeasurements of assets and liabilities at the acquisition date	811	873
Other items(a)	(571)	(482)
Carrying amount of the investment in Regeneron	3,342	3,055
(a) Mainly comprises the difference arising from Sanofi’s share of the accumulated profits and losses and other changes in the net assets of Regeneron for the periods prior to first-time application of the equity method, and thereafter (i) Sanofi’s share of the stock option expense recognized against equity in the books of Regeneron, and of the deferred taxes recognized against equity in respect of that expense in accordance with IAS 12 paragraph 68.C. and (ii) the effects of the elimination of internal profits between Sanofi and Regeneron.

The market value of Sanofi’s investment in Regeneron as of December 31, 2019 and 2018, based on the quoted stock market price per share in US dollars, is shown below:

	2019	2018
Quoted stock market price per share ($)	375.48	373.50
Market value of investment in Regeneron ($ million)	8,767	8,835
Market value of investment in Regeneron (€ million)	7,820	7,702